Ordinary shares, Convertible and redeemable preferred shares and warrants (Ordinary Shares - Narrative) (Details)			1 Months Ended		12 Months Ended
	Feb. 23, 2012 USD ($) $ / shares shares	Feb. 23, 2012 CNY (¥)	Sep. 30, 2013 USD ($) $ / shares shares	Sep. 30, 2013 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2014 USD ($) $ / shares shares	Jul. 01, 2014 $ / shares
Ordinary shares, par value | $ / shares	$ 0.0001				$ 0.0001				$ 0.0001	$ 0.0001
Authorized share capital | $					$ 50,000				$ 50,000
Ordinary shares, shares authorized	500,000,000				500,000,000				500,000,000
Deemed dividend								¥ 29,075,000
Common Stock, Voting Rights
Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share at all shareholders' meetings, while holders of Class B ordinary shares are entitled to ten votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the discretion of the Class B shareholders thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share at all shareholders' meetings, while holders of Class B ordinary shares are entitled to ten votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the discretion of the Class B shareholders thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

Ordinary shares of the Company issued and recorded as treasury stock					12,000,000	12,000,000
Value of ordinary shares of the Company issued and recorded as treasury stock | ¥
Li Meiping Ordinary Shares [Member]
Ordinary shares repurchased, price paid per share | $ / shares			$ 0.4216
Deemed dividend	$ 48,000	¥ 300,000	$ 4,747,000	¥ 29,075,000
Michael Xiangyu Chen [Member]
Shares repurchased by the Company			1,707,880	1,707,880
Repurchased by the Company			$ 720,000	¥ 4,456,512
Ordinary shares repurchased, price paid per share | (per share)			$ 0.42158	¥ 2.6093